CAPITAL RISK MANAGEMENT - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions	Dec. 31, 2022	Mar. 15, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Current portion of long-term debt	$ 1,828		$ 1,551
Short-term borrowings	2,985		2,200
Total	7,938		6,494
Restricted cash and cash equivalents	12,837		0
Non-revolving credit facility borrowings
Disclosure of detailed information about business combination [line items]
Short-term borrowings	$ 371		$ 507	$ 0
Shaw
Disclosure of detailed information about business combination [line items]
Price per share (in USD per share)		$ 40.50
Borrowings recognised as of acquisition date		$ 6,000